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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: Septmeber 30, 1999 Check here if Amendment [ ]; Amendment Number:______________________

                        This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc. (a)
Address:          505 Park Avenue
                  New York, NY 10022


Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ned Sadaka
Title:            President
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/S/ NED SADAKA
_____________________________________
[Signature]

New York, New York
_____________________________________
[City, State]

November 5, 1999
_____________________________________
[Date]

(a) Mr. Ned Sadaka is a shareholder of Para Advisors, Inc. ("Para Advisors") and also serves as a managing member of the general partner of certain accounts over which Para Advisors has investment discretion.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         68

Form 13F Information Table Value Total:

         $ 429,674 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE


                                                       Value                   Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                 Title of   CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                 --------   -----     --------  -------- ------ ----  ----------  --------   ----   ------   ----
                                 Class                           prn amt
                                 -----                           -------

ALZA CORP                          COM   022615108     4,245     99,153  SH             SOLE               99,153
AMERITECH                          COM   030954101       590      8,778  SH             SOLE                8,778
APPONLINE.COM                      COM   44969E106       322    119,822  SH             SOLE              119,822
APPONLINE.COM RESTRICTED           COM   44969E106       162    100,000  SH             SOLE              100,000
ASARCO INC                         COM   043413103       669     24,938  SH             SOLE               24,938
AZURIX CORPORATION                 COM   05501M104     5,781    336,340  SH             SOLE              336,340
BELL ATLANTIC CORP                 COM   077853109     9,065    134,664  SH             SOLE              134,664
BIG FLOWER HOLDINGS                COM   089159107     4,478    158,159  SH             SOLE              158,159
BORDERS GROUP INC                  COM   099709107     1,465     99,751  SH             SOLE               99,751
CABLEVISION SYSTEMS                COM   12686C109     3,628     49,876  SH             SOLE               49,876
CBS CORPORATION                    COM   12490K107     3,460     74,813  SH             SOLE               74,813
CENTOCOR INC                       COM   152342101    10,515    179,555  SH             SOLE              179,555
CITIGROUP INC                      COM   172967101     2,853     64,839  SH             SOLE               64,839
CNA FINANCIAL CORP                 COM   126117100     1,895     54,154  SH             SOLE               54,154
COLUMBUS MCKINNON CORP             COM   199333105     1,519     88,076  SH             SOLE               88,076
COMSAT CORP SER 1                  COM   20564d107     2,535     86,284  SH             SOLE               86,284
DATA GENERAL CORP                  COM   237688106     6,311    299,652  SH             SOLE              299,652
DELTA AIR LINES INC                COM   247361108     5,805    119,701  SH             SOLE              119,701
DYNATECH CORP NEW                  COM   268140100       420     83,927  SH             SOLE               83,927
ENRON CORP                         COM   293561106     4,732    114,714  SH             SOLE              114,714
GENERAL DYNAMICS CORP              COM   369550108     6,845    109,634  SH             SOLE              109,634
GENERAL INSTR CORP DEL COM         COM   370120107     8,521    177,058  SH             SOLE              177,058
GLOBAL CROSSING LTD                COM   G3921A100     8,131    306,831  SH             SOLE              306,831
GLOBAL LIGHT TELECOM.              COM   362284101     5,156    506,106  SH             SOLE              506,106
GRAND UNION COMPANY                COM   386532402     3,951    289,289  SH             SOLE              289,289
HAMBRECHT & QUIST GROUP            COM   406545103     3,661     74,813  SH             SOLE               74,813
HIGHPOINT TELECOMMUNICATIONS       COM   430904102       198     36,892  SH             SOLE               36,892
HONEYWELL INC                      COM   438506107     2,301     20,672  SH             SOLE               20,672
INTERNATIONAL NETWORK SERVICES     COM   460053101     5,043     92,754  SH             SOLE               92,754
JONES INTERCABLE INC               COM   480206200     1,079     19,950  SH             SOLE               19,950
LEAR CORPORATION                   COM   521865105     2,966     84,290  SH             SOLE               84,290
LIFEPOINT HOSPITALS INC            COM   53219L109     1,805    207,794  SH             SOLE              207,794
LIMITED INC                        COM   532716107    11,072    289,451  SH             SOLE              289,451
LORAL SPACE & COMMUNICATIONS       COM   G56462107     3,807    221,517  SH             SOLE              221,517
MACMILLAN BLOEDEL LTD              COM   554783209     2,338    149,625  SH             SOLE              149,625
MEDIAONE GROUP INC                 COM   58440J104    13,820    202,308  SH             SOLE              202,308
MINDSPRING ENTERPRISES INC         COM   602683104     2,071     74,814  SH             SOLE               74,814
NEWS CORP LTD                      COM   652487802     4,223    158,248  SH             SOLE              158,248
NOKIA CORP                         COM   654902204     4,032     44,888  SH             SOLE               44,888
NORTHWEST AIRLINES CORP            COM   667280101     4,820    189,029  SH             SOLE              189,029
OMNIPOINT CORP                     COM   68212D102     5,072     90,774  SH             SOLE               90,774
ONLINE GAMING SYSTEM LTD           COM   68273A104       130     54,862  SH             SOLE               54,862
OUTDOOR SYSTEMS INC                COM   690057104     1,508     42,195  SH             SOLE               42,195
PAINE WEBBER GROUP                 COM   695629105     9,550    263,455  SH             SOLE              263,455
PARK PLACE ENTERTAINMENT CORP      COM   700690100     3,358    268,632  SH             SOLE              268,632
PITNEY BOWES INC                   COM   724479100     7,233    118,703  SH             SOLE              118,703
PREMARK INTERNATIONAL INC          COM   740459102     8,312    164,588  SH             SOLE              164,588
REPUBLIC NEW YORK                  COM   760719104     5,260     85,608  SH             SOLE               85,608
REYNOLDS METALS CO                 COM   761763101     5,721     94,763  SH             SOLE               94,763
SFX ENTERTAINMENT                  COM   784178105       458     14,963  SH             SOLE               14,963
SKYTEL COMMUNICATIONS INC          COM   83087Q104       458     25,000  SH             SOLE               25,000
SOLUTIA INC                        COM   834376105     2,396    134,060  SH             SOLE              134,060
SPRINT CORP                        COM   852061100     6,764    124,688  SH             SOLE              124,688
TIME WARNER INC                    COM   887315109     9,441    155,413  SH             SOLE              155,413
TRIAD HOSPITALS INC                COM   89579K109     1,858    183,478  SH             SOLE              183,478
UNION CARBIDE CORP COM             COM   905581104     9,351    164,590  SH             SOLE              164,590
US WEST INC                        COM   91273H101     7,189    125,980  SH             SOLE              125,980
UST CORP                           COM   902900109     1,650     53,662  SH             SOLE               53,662
WORKFLOW MANAGEMENT INC            COM   98137N109     4,463    343,344  SH             SOLE              343,344
WORLD COLOR PRESS INC              COM   960912103     6,503    174,564  SH             SOLE              174,564
AMERICAN INTL GROUP INC            COM   026874107     9,418    108,328  SH             SOLE              108,328
AMERICAN TEL & TEL                 COM   001957109    17,254    396,654  SH             SOLE              396,654
BERKSHIRE HATHAWAY INC             COM   084670108    12,540        228  SH             SOLE                  228
BP AMOCO PLC                       COM   055622104    12,881    116,244  SH             SOLE              116,244
LUCENT TECHNOLOGIES INC            COM   549463107    29,154    449,381  SH             SOLE              449,381
MCI WORLDCOM INC                   COM   55268B106    11,392    158,500  SH             SOLE              158,500
TYCO INTERNATIONAL                 COM   902124106    24,654    238,784  SH             SOLE              238,784
VODAFONE AIRTOUCH PLC ADR          COM   92857T107    49,416    207,848  SH             SOLE              207,848


